Description of the Business and Basis of Presentation (Policies)	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities in the financial statements. Such estimates include, but are not limited to, the Company's estimates in connection with leasing equipment, including residual values and depreciable lives, values of assets held for sale and other long-lived assets, provision for income tax, allowance for doubtful accounts, components of compensation, goodwill and intangible assets. Actual results could differ from those estimates.
Concentration of Credit Risk
Concentration of Credit Risk
The Company's equipment leases and trade receivables subject it to potential credit risk. The Company extends credit to its customers based upon an evaluation of each customer's financial condition and credit history. Evaluations of the financial condition and associated credit risk of customers are performed on an ongoing basis.
Recently Adopted Accounting Standards and Recently Issued Accounting Standards Not Yet Adopted